Deposits	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deposits	Deposits

	December 31,
	2023	2022

Certificate of Deposit(i)	13,062,034	9,806,062
Interbank deposits(ii)	3,126,406	2,101,152
Corporate securities	—	88,074
	16,188,440	11,995,288

Current	11,365,373	10,100,599
Non-Current	4,823,067	1,894,689

(i)    The average return is 110% of CDI (117% of CDI in December 31, 2022). From the total amount, R$1,641,922 (R$2,080,779 in December 31, 2022) refer to certificate of deposits with interest rates correlated to the IPCA (Brazilian inflation rates) and fixed rates. For these certificates of deposit, the Company entered into derivative financial instruments (“Swaps”) with the specific objective of protecting deposit from fluctuations arising from inflation, changing IPCA and fixed rates for CDI rates. In December 31, 2023, the Company recorded liabilities of Swaps in the amount of R$23,314 (R$22,289 in December 31, 2022).
(ii)    The average return is 111% of CDI (111% of CDI in December 31, 2022).
The maturity analysis of deposits based on due date of the agreements (disregarding that some can be withdrawn at any time, which is limited to the contracts with a due date of less than 360 days) is as follows:

	December 31,
	2023	2022

Due within 30 days	1,621,234	864,864
Due within 31 to 120 days	6,087,472	3,253,826
Due within 121 to 180 days	2,513,783	1,945,917
Due within 181 to 360 days	1,142,884	4,035,992
Due to 361 days or more days	4,823,067	1,894,689
	16,188,440	11,995,288
The changes in deposits were as follows:

On December 31, 2021	3,133,996
Additions	25,475,725
Withdraws	(17,228,838)
Interest	614,405
On December 31, 2022	11,995,288
Additions	17,958,706
Withdraws	(14,408,110)
Interest	642,556
On December 31, 2023	16,188,440